Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds I
Entity Central Index Key	0000799295
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000075527 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small/Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	DBMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$48	0.97%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 48	[1]
Expense Ratio, Percent	0.97%	[1],[2]
Net Assets	$ 982,000,000
Holdings Count | Holding	69
Investment Company Portfolio Turnover	42.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$982	69	42.22%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000075528 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small/Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	DBMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$88	1.80%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 88	[3]
Expense Ratio, Percent	1.80%	[3],[4]
Net Assets	$ 982,000,000
Holdings Count | Holding	69
Investment Company Portfolio Turnover	42.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$982	69	42.22%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000031760 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small/Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	SDSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$36	0.74%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 36	[5]
Expense Ratio, Percent	0.74%	[5],[6]
Net Assets	$ 982,000,000
Holdings Count | Holding	69
Investment Company Portfolio Turnover	42.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$982	69	42.22%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000130460 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small/Mid Cap Growth Fund
Class Name	Class Y
Trading Symbol	DBMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$31	0.63%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 31	[7]
Expense Ratio, Percent	0.63%	[7],[8]
Net Assets	$ 982,000,000
Holdings Count | Holding	69
Investment Company Portfolio Turnover	42.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$982	69	42.22%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000193013 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small/Mid Cap Growth Fund
Class Name	Class Z
Trading Symbol	DBMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$40	0.82%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 40	[9]
Expense Ratio, Percent	0.82%	[9],[10]
Net Assets	$ 982,000,000
Holdings Count | Holding	69
Investment Company Portfolio Turnover	42.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$982	69	42.22%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000062293 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Equity Fund
Class Name	Class A
Trading Symbol	NIEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$53	1.05%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 53	[11]
Expense Ratio, Percent	1.05%	[11],[12]
Net Assets	$ 212,000,000
Holdings Count | Holding	58
Investment Company Portfolio Turnover	109.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$212	58	109.42%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000062294 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Equity Fund
Class Name	Class C
Trading Symbol	NIECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$91	1.80%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 91	[13]
Expense Ratio, Percent	1.80%	[13],[14]
Net Assets	$ 212,000,000
Holdings Count | Holding	58
Investment Company Portfolio Turnover	109.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$212	58	109.42%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000031772 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Equity Fund
Class Name	Class I
Trading Symbol	SNIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$40	0.80%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 40	[15]
Expense Ratio, Percent	0.80%	[15],[16]
Net Assets	$ 212,000,000
Holdings Count | Holding	58
Investment Company Portfolio Turnover	109.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$212	58	109.42%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000130462 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Equity Fund
Class Name	Class Y
Trading Symbol	NIEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$40	0.80%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 40	[17]
Expense Ratio, Percent	0.80%	[17],[18]
Net Assets	$ 212,000,000
Holdings Count | Holding	58
Investment Company Portfolio Turnover	109.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$212	58	109.42%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000031776 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Growth Fund
Class Name	Class I
Trading Symbol	SSETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Small Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$49	1.00%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 49	[19]
Expense Ratio, Percent	1.00%	[19],[20]
Net Assets	$ 8,000,000
Holdings Count | Holding	72
Investment Company Portfolio Turnover	158.82%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$8	72	158.82%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees has approved, subject to shareholder approval, a Plan of Liquidation and Dissolution (the “Plan”) with respect to the Fund, a series of the Trust. The Plan provides for the liquidation of the Fund’s assets, the pro rata distribution of the proceeds there from to the Fund’s shareholders and the winding up of the Fund’s affairs (the “Liquidation”).The Liquidation may result in one or more taxable events for shareholders subject to federal income tax. It is currently contemplated that holders of shares of the Fund as of March 31, 2025 (the “Record Date”) will be asked to approve the Plan on behalf of the Fund at a special meeting of shareholders to be held on or about May 28, 2025. If the Plan is approved, the Liquidation of the Fund will occur on or about September 19, 2025 (the “Liquidation Date”). If Fund shareholders approve the Liquidation, before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies.
  Accordingly, effective on April 7, 2025 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on February 28, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on February 28, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000130463 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	SSYGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Small Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$49	1.00%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 49	[21]
Expense Ratio, Percent	1.00%	[21],[22]
Net Assets	$ 8,000,000
Holdings Count | Holding	72
Investment Company Portfolio Turnover	158.82%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$8	72	158.82%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees has approved, subject to shareholder approval, a Plan of Liquidation and Dissolution (the “Plan”) with respect to the Fund, a series of the Trust. The Plan provides for the liquidation of the Fund’s assets, the pro rata distribution of the proceeds there from to the Fund’s shareholders and the winding up of the Fund’s affairs (the “Liquidation”).The Liquidation may result in one or more taxable events for shareholders subject to federal income tax. It is currently contemplated that holders of shares of the Fund as of March 31, 2025 (the “Record Date”) will be asked to approve the Plan on behalf of the Fund at a special meeting of shareholders to be held on or about May 28, 2025. If the Plan is approved, the Liquidation of the Fund will occur on or about September 19, 2025 (the “Liquidation Date”). If Fund shareholders approve the Liquidation, before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies.
  Accordingly, effective on April 7, 2025 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on February 28, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on February 28, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000123289 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Value Fund
Class Name	Class A
Trading Symbol	RUDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$69	1.44%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 69	[23]
Expense Ratio, Percent	1.44%	[23],[24]
Net Assets	$ 62,000,000
Holdings Count | Holding	118
Investment Company Portfolio Turnover	23.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$62	118	23.37%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000171545 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Value Fund
Class Name	Class C
Trading Symbol	BOSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$109	2.28%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 109	[25]
Expense Ratio, Percent	2.28%	[25],[26]
Net Assets	$ 62,000,000
Holdings Count | Holding	118
Investment Company Portfolio Turnover	23.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$62	118	23.37%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000031777 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Value Fund
Class Name	Class I
Trading Symbol	STSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$54	1.12%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 54	[27]
Expense Ratio, Percent	1.12%	[27],[28]
Net Assets	$ 62,000,000
Holdings Count | Holding	118
Investment Company Portfolio Turnover	23.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$62	118	23.37%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000171546 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Value Fund
Class Name	Class Y
Trading Symbol	BOSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$51	1.07%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 51	[29]
Expense Ratio, Percent	1.07%	[29],[30]
Net Assets	$ 62,000,000
Holdings Count | Holding	118
Investment Company Portfolio Turnover	23.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$62	118	23.37%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	Annualized.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[4]	Annualized.
[5]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[6]	Annualized.
[7]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[8]	Annualized.
[9]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[10]	Annualized.
[11]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[12]	Annualized.
[13]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[14]	Annualized.
[15]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[16]	Annualized.
[17]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[18]	Annualized.
[19]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[20]	Annualized.
[21]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[22]	Annualized.
[23]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[24]	Annualized.
[25]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[26]	Annualized.
[27]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[28]	Annualized.
[29]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[30]	Annualized.